Leases	6 Months Ended
Jun. 30, 2026
Leases [Abstract]
LEASES
11.	LEASES

The leases of the Company were classified as operating leases mainly for offices and staff dormitories. Rent expense is recognized on a straight-line basis over the lease term. The discount rate was set with reference to the loan prime rate published by the Bank of China.

Supplemental balance sheet information related to operating lease was as follows:

	As of December 31,	As of June 30,
	2025	2026
		(Unaudited)
Right-of-use assets	$8,560	$8,278

Operating lease liabilities – current	$2,033	$2,227
Operating lease liabilities – non-current	6,943	6,490
Total operating lease liabilities	$8,976	$8,717

The weighted average remaining lease terms and discount rates for the operating lease as of June 30, 2026, were as follows:

Remaining lease term and discount rate:
Weighted average remaining lease term (years)	3.76
Weighted average discount rate	3.63%

The Group recognized operating lease expense of $771 and $1,281 and made cash payments of $303 and $1,135 for operating leases during the six months ended June 30, 2025 and 2026, respectively.

The following is a schedule of future minimum payments under the Company’s operating leases as of June 30, 2026:

For the fiscal years ended December 31,	Amounts
Remainder of 2026	$1,278
2027	2,453
2028	2,417
2029	2,141
2030	1,044
Thereafter	17
Total lease payments	9,350
Less: imputed interest	(633)
Total operating lease liabilities, net of interest	$8,717